Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of March 31, 2019	¥957,045	¥648,974	¥122,136	¥100,808	¥142,559	¥1,971,522
Adoption of IFRS 16	187,986	11,222	48	—	—	199,256
As of April 1, 2019	¥1,145,031	¥660,196	¥122,184	¥100,808	¥142,559	¥2,170,778
Additions	23,745	11,548	10,269	2,290	93,097	140,949
Transfers	(35,993)	23,232	8,153	11	(57,826)	(62,423)
Disposals and other decreases	(14,354)	(10,391)	(9,374)	—	(195)	(34,314)
Reclassification to assets held for sale (Note 19)	(26,786)	(7,042)	(296)	(3,465)	(45,286)	(82,875)
Foreign currency translation differences	(18,979)	(16,990)	(4,012)	(3,015)	(4,726)	(47,722)
Other	(661)	(861)	1,930	—	(677)	(269)
As of March 31, 2020	¥1,072,003	¥659,692	¥128,854	¥96,629	¥126,946	¥2,084,124
Additions	109,034	22,318	8,376	—	74,010	213,738
Transfers	27,164	32,125	5,523	(145)	(64,667)	—
Disposals and other decreases	(91,232)	(24,306)	(14,172)	(2,917)	(926)	(133,553)
Reclassification to assets held for sale (Note 19)	(13,413)	(21,030)	(3,071)	(808)	(327)	(38,649)
Foreign currency translation differences	29,853	17,398	8,444	2,475	8,099	66,269
Other	(3)	(62)	(125)	1	(5)	(194)
As of March 31, 2021	¥1,133,406	¥686,135	¥133,829	¥95,235	¥143,130	¥2,191,735

Accumulated depreciation and accumulated impairment losses
As of April 1, 2019	¥(250,148)	¥(311,317)	¥(74,962)	¥(374)	¥(2,790)	¥(639,591)
Depreciation expenses	(60,570)	(58,860)	(19,324)	—	—	(138,754)
Impairment losses	(18,057)	(710)	(647)	(601)	—	(20,015)
Transfers	37,101	3,931	882	—	—	41,914
Disposals and other decreases	3,842	7,816	8,835	—	—	20,493
Reclassification to assets held for sale (Note 19)	17,600	5,158	252	—	—	23,010
Foreign currency translation differences	7,427	6,856	2,449	15	8	16,755
Other	(439)	1,491	(2,618)	—	—	(1,566)
As of March 31, 2020	¥(263,244)	¥(345,635)	¥(85,133)	¥(960)	¥(2,782)	¥(697,754)
Depreciation expenses	(53,061)	(55,794)	(15,549)	—	—	(124,404)
Impairment losses	(161)	(105)	(67)	—	(103)	(436)
Transfers	—	—	—	—	—	—
Disposals and other decreases	53,017	18,978	13,508	601	15	86,119
Reclassification to assets held for sale (Note 19)	6,319	14,748	2,171	—	—	23,238
Foreign currency translation differences	(9,037)	(6,716)	(7,807)	(72)	(100)	(23,732)
Other	(538)	(321)	11	—	(1)	(849)
As of March 31, 2021	¥(266,705)	¥(374,845)	¥(92,866)	¥(431)	¥(2,971)	¥(737,818)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2019	¥894,883	¥348,879	¥47,222	¥100,434	¥139,769	¥1,531,187
As of March 31, 2020	808,759	314,057	43,721	95,669	124,164	1,386,370
As of March 31, 2021	866,701	311,290	40,963	94,804	140,159	1,453,917
Leases
The changes in acquisition cost of property, plant and equipment for the years ended March 31, 2020 and 2021 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2019	¥396,824	¥15,981	¥864	¥413,669
Additions	16,077	2,211	93	18,381
Disposals and other decreases	(11,666)	(3,329)	(239)	(15,234)
Reclassification to assets held for sale (Note 19)	(1,545)	(47)	—	(1,592)
Foreign currency translation differences	(1,604)	(503)	(2)	(2,109)
Other	355	(345)	2	12
As of March 31, 2020	¥398,441	¥13,968	¥718	¥413,127
Additions	87,721	7,880	54	95,655
Disposals and other decreases	(29,473)	(7,048)	(313)	(36,834)
Reclassification to assets held for sale (Note 19)	(3,190)	(175)	—	(3,365)
Foreign currency translation differences	9,750	501	14	10,265
Other	(452)	(86)	(1)	(539)
As of March 31, 2021	¥462,797	¥15,040	¥472	¥478,309
The changes in accumulated depreciation and accumulated impairment losses for the years ended March 31, 2020 and 2021 include the following changes in accumulated depreciation and accumulated impairment loss related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2019	¥(29,169)	¥(3,428)	¥(596)	¥(33,193)
Depreciation expenses	(32,422)	(4,214)	(147)	(36,783)
Impairment losses	(1,831)	—	(6)	(1,837)
Disposals and other decreases	1,665	1,118	233	3,016
Reclassification to assets held for sale (Note 19)	1,375	—	—	1,375
Foreign currency translation differences	1,011	162	1	1,174
Other	137	3	(1)	139
As of March 31, 2020	¥(59,234)	¥(6,359)	¥(516)	¥(66,109)
Depreciation expenses	(33,755)	(4,322)	(94)	(38,171)
Impairment losses	(45)	—	—	(45)
Disposals and other decreases	10,495	2,794	313	13,602
Reclassification to assets held for sale (Note 19)	1,646	109	—	1,755
Foreign currency translation differences	(2,508)	(257)	(6)	(2,771)
Other	408	(198)	—	210
As of March 31, 2021	¥(82,993)	¥(8,233)	¥(303)	¥(91,529)
The carrying amount of property, plant and equipment includes the carrying amount of following ROU Assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2019	¥367,655	¥12,553	¥268	¥380,476
As of March 31, 2020	339,207	7,609	202	347,018
As of March 31, 2021	379,804	6,807	169	386,780

Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021
Expense relating to short-term leases	¥5,772	¥4,802
Expense relating to leases of low-value assets that are not short-term leases expenses	1,560	1,250
Expense relating to variable lease payments	8,172	6,315
Total expenses not included in lease liabilities	¥15,504	¥12,367

The total cash outflow for leases for the years ended March 31, 2020 and 2021 was 41,834 million JPY and 51,394 million JPY, respectively.
Rent expense for operating lease contracts and sublease income recognized in profit or loss under IAS 17 (prior to April 1, 2019) were 27,444 million JPY and 3,579 million JPY, respectively, for the year ended March 31, 2019.
Impairment
Takeda recognized the following impairment losses, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Cost of sales	¥(35)	¥(29)	¥(139)
Selling, general and administrative expenses	(354)	(469)	(149)
Research and development expenses	(41)	(293)	(68)
Other operating expenses	(191)	(19,224)	(80)
Total	¥(621)	¥(20,015)	¥(436)
Impairment losses for the year ended March 31, 2019 resulted primarily from facilities for administrative and sales activities in Japan that were divested in the year ended March 31, 2019.
Impairment losses for the year ended March 31, 2020 were related primarily to Shonan Health Innovation Park and recorded as part of restructuring expenses (Note 5).
Impairment losses for the year ended March 31, 2021 resulted primarily from facilities for administrative and sales activities in Japan that were disposed in the year ended March 31, 2021.
The carrying amounts of the impaired assets were reduced to the recoverable amounts, which were measured at fair value less costs of disposal. Fair value less costs of disposal was measured by the sale price indicated on the anticipated sale of the facility or similar transaction less costs of disposal such as property sale commission fee. This fair value is classified as Level 3 in the fair value hierarchy.